REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	₽ 32,361	₽ 31,452
Contract assets	189	53
Total assets	32,550	31,505
Less current portion	(20,638)	(29,342)
Total non-current assets	11,912	2,163
Contract liabilities	(23,598)	(21,842)	₽ (21,307)
Less current portion	22,621	21,125
Total non-current liabilities	(977)	(717)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(21,842)	(21,307)
Revenue recognised that was included in the contract liability balance at the beginning of the period	18,712	17,531
Increase due to cash received, excluding amount recognised as revenue during the period	20,468	(18,438)
Disposal			(7,947)
Contract liabilities at end of period	(23,598)	(21,842)	₽ (21,307)
NVision Group
Significant changes in the contract assets and the contract liabilities balances
Disposal		372
Connectivity services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	22,064
Transaction price assigned to unsatisfied performance obligations	1,150
Connectivity services | 2022
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	21,087
Transaction price assigned to unsatisfied performance obligations	312
Connectivity services | 2023-2027
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	901
Transaction price assigned to unsatisfied performance obligations	519
Connectivity services | 2028-2032
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	76
Transaction price assigned to unsatisfied performance obligations	195
Connectivity services | After 2032
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	124
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(1,083)	(694)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(694)
Contract liabilities at end of period	(1,083)	(694)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	1,083
Other services | 2022
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	1,083
Loyalty programme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(451)	(434)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(434)
Contract liabilities at end of period	(451)	(434)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	451
Loyalty programme | 2022
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	451
Integration services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	333
Integration services | 2022
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	111
Integration services | 2023-2027
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	178
Integration services | 2028-2032
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsatisfied performance obligations	44
Mobile and fixed telecommunication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(22,064)	(20,714)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(20,714)
Contract liabilities at end of period	₽ (22,064)	₽ (20,714)